Intangible assets	12 Months Ended
Mar. 31, 2019
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Intangible assets
9.	Intangible assets

A reconciliation of the carrying amounts of intangible assets for the years ended March 31, 2018 and 2019 was as follows:

Cost

	(Millions of yen)

	Software	Development costs	Construction in progress- software	Others	Total
Balance as of March 31, 2017	50,677	5,223	1,881	3,345	61,126
Purchases	864	—	4,080	152	5,096
Internal development	—	2,075	—	—	2,075
Disposals and sales	(1,597)	—	(0)	(282)	(1,879)
Currency exchange differences	90	—	2	27	119
Reclassification	3,357	(37)	(2,975)	51	396

Balance as of March 31, 2018	53,391	7,261	2,988	3,293	66,933
Purchases	890	—	5,817	628	7,335
Internal development	—	2,353	—	—	2,353
Disposals and sales	(5,475)	—	(0)	(340)	(5,815)
Currency exchange differences	(53)	—	(2)	(22)	(77)
Reclassification	5,147	(37)	(4,764)	10	356

Balance as of March 31, 2019	53,900	9,577	4,039	3,569	71,085

Accumulated amortization and impairment losses

	(Millions of yen)

	Software	Development costs	Construction in progress- software	Others	Total
Balance as of March 31, 2017	39,402	178	—	2,469	42,049
Amortization	3,567	1,118	—	282	4,967
Disposals and sales	(1,587)	—	—	(280)	(1,867)
Currency exchange differences	40	—	—	17	57
Others	237	—	—	41	278

Balance as of March 31, 2018	41,659	1,296	—	2,529	45,484
Amortization	3,884	1,414	—	447	5,745
Disposals and sales	(5,454)	—	—	(340)	(5,794)
Currency exchange differences	(16)	—	—	(14)	(30)
Others	(13)	1	6	(68)	(74)

Balance as of March 31, 2019	40,060	2,711	6	2,554	45,331

Carrying Amounts

	(Millions of yen)

	Software	Development costs	Construction in progress- software	Others	Total
Balance as of March 31, 2017	11,275	5,045	1,881	876	19,077
Balance as of March 31, 2018	11,732	5,965	2,988	764	21,449
Balance as of March 31, 2019	13,840	6,866	4,033	1,015	25,754

The capitalized development costs primarily include material costs and personnel expenses relating to engineering, design and development.

Amortization of intangible assets is included in “Cost of goods sold” and “Selling, general and administrative expenses” in the consolidated statements of profit or loss. See Note 24 “Compensation and employee benefit expenses, depreciation and amortization” for more information.